UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act File number 811-22263

Exchange Traded Concepts Trust
(Exact name of Registrant as specified in charter)

J. Garrett Stevens
10900 Hefner Pointe Drive
Suite 207
Oklahoma City, Oklahoma 73120
(Address of principal executive offices) (Zip code)

Exchange Traded Concepts Trust
10900 Hefner Pointe Drive
Suite 207
Oklahoma City, Oklahoma 73120
(Name and address of agent for service)

Copy to:
Christopher Menconi
Morgan, Lewis and Bockius LLP
1111 Pennsylvania Avenue, NW
Washington, DC 20004

Registrant's telephone number, including area code: 1-405-778-8377

Date of fiscal year end: April 30, 2018

Date of reporting period: July 31, 2017

Item 1. Schedule of Investments

ROBO GlobalTM
Robotics and Automation Index ETF
Schedule of Investments
July 31, 2017 (Unaudited)

Description	Shares	Fair Value

COMMON STOCK — 98.9%
Canada — 2.2%
Industrials— 2.2%
ATS Automation Tooling Systems*	870,926	$9,332,221
MacDonald Dettwiler & Associates	175,685	9,933,778

Total Canada		19,265,999
China — 1.9%
Information Technology— 1.9%
Hollysys Automation Technologies	865,928	16,599,840

Total China		16,599,840
Finland — 0.9%
Industrials— 0.9%
Cargotec, Cl B	135,807	8,261,974

Total Finland		8,261,974
France — 2.9%
Industrials— 1.0%
Schneider Electric	107,125	8,379,995

Information Technology— 1.9%
Dassault Systemes	88,640	8,662,512
Parrot*	694,210	8,217,440
		16,879,952

Total France		25,259,947
Germany — 5.6%
Industrials— 4.7%
KION Group	107,347	9,280,761
Krones	115,678	14,354,393
Siemens	57,044	7,717,464
SLM Solutions Group*	190,562	8,470,121
		39,822,739

Information Technology— 0.9%
Jenoptik	297,332	8,167,884

Total Germany		47,990,623
Israel — 1.1%
Health Care— 1.1%
Mazor Robotics*	485,724	9,808,899

Total Israel		9,808,899
Japan — 26.1%
Consumer Discretionary— 1.1%
Denso	189,871	9,117,657

Industrials— 15.9%
Aida Engineering	884,951	8,946,018
Daifuku	466,917	16,120,986
Daihen	1,019,546	9,088,672
FANUC	73,028	14,913,587
Harmonic Drive Systems	405,669	17,494,120
Mitsubishi Electric*	567,544	8,785,773
Nabtesco	487,410	15,813,972
Nachi-Fujikoshi	1,565,606	8,657,272
SMC	25,676	8,158,599
THK*	280,757	8,575,545
Toshiba Machine	1,800,669	8,539,305
Yushin Precision Equipment	570,035	14,305,689
		139,399,538

Information Technology— 9.1%
Amano	651,700	14,821,685
Keyence	31,824	14,694,425
Omron	336,758	16,792,946
Topcon	480,453	8,218,075
Yaskawa Electric	631,449	16,921,313
Yokogawa Electric	476,478	8,016,404
		79,464,848
Total Japan		227,982,043
South Korea — 1.0%
Information Technology— 1.0%
Koh Young Technology	153,791	8,823,004

Total South Korea		8,823,004
Sweden — 2.1%
Health Care— 1.0%
Elekta, Cl B	864,798	8,312,230

Information Technology— 1.1%
Hexagon, Cl B	187,107	9,229,229

Total Sweden		17,541,459
Switzerland — 4.4%
Health Care— 1.0%
Tecan Group	43,469	8,127,489

Industrials— 2.5%
ABB	567,023	13,340,335
Kardex	76,547	8,457,180
		21,797,515

Information Technology— 0.9%
u-blox Holding	40,513	8,066,070

Total Switzerland		37,991,074
Taiwan — 6.0%
Industrials— 4.0%
Airtac International Group	802,400	10,855,273
Hiwin Technologies	2,117,179	15,355,341
Teco Electric and Machinery	9,013,000	8,491,989
		34,702,603

Information Technology— 2.0%
Advantech	1,111,770	8,413,155
Delta Electronics	1,550,187	8,239,804
		16,652,959

Total Taiwan		51,355,562

ROBO GlobalTM
Robotics and Automation Index ETF
Schedule of Investments
July 31, 2017 (Unaudited)

Description	Shares	Fair Value

United Kingdom — 1.1%
Information Technology— 1.1%
Renishaw	172,321	$9,473,429

Total United Kingdom		9,473,429
United States — 43.6%
Consumer Discretionary— 1.8%
iRobot*	149,958	15,822,069

Energy— 3.8%
Helix Energy Solutions Group*	1,533,489	10,029,018
Oceaneering International	573,449	14,708,967
TechnipFMC*	290,146	8,280,767
		33,018,752

Health Care— 5.1%
Accuray*	3,306,435	14,052,349
Intuitive Surgical*	15,699	14,729,744
QIAGEN*	243,249	7,988,297
Varian Medical Systems*	80,947	7,861,572
		44,631,962

Industrials— 12.0%
Aerovironment*	463,223	17,505,197
Deere	65,723	8,430,946
ExOne*	637,133	7,180,489
John Bean Technologies	91,479	8,452,660
Lincoln Electric Holdings	86,788	7,573,121
Nordson	71,745	9,111,615
Northrop Grumman	32,270	8,491,205
Raven Industries	394,739	13,579,022
Rockwell Automation	88,537	14,611,261
Teledyne Technologies*	62,205	8,481,030
		103,416,546

Information Technology— 20.9%
3D Systems*	413,001	6,938,417
Ambarella*	160,000	8,008,000
Autodesk*	78,130	8,656,023
Brooks Automation	306,047	7,516,514
Cognex	153,311	14,573,744
FARO Technologies*	380,270	15,020,665
FLIR Systems	224,653	8,384,050
Immersion*	950,127	8,114,085
IPG Photonics*	58,065	8,863,042
Manhattan Associates*	179,025	7,912,905
Microchip Technology	99,127	7,934,125
National Instruments	208,558	8,580,076
Nuance Communications*	444,680	7,692,964
NVIDIA	55,336	8,992,653
PTC*	145,272	8,017,562
QUALCOMM	145,139	7,719,943
Stratasys*	312,292	7,491,885
Teradyne	243,205	8,412,461
Trimble Navigation*	227,982	8,533,366
Zebra Technologies, Cl A*	135,675	13,800,861
		181,163,341

Total United States		378,052,670

Total Common Stock
(Cost $763,326,749)		858,406,523
	Number of Rights
RIGHTS — 0.0%
Taiwan — 0.0%
Airtac International Group 0.450%, Expires 08/09/2017 *	33,543	120,528

Total Rights
(Cost $—) ($Thousands)		120,528

Total Investments - 98.9%
(Cost $763,326,749)†		$858,527,051

Percentages are based on Net Assets of $868,175,819.

*	Non-income producing security.
†	At July 31, 2017, the tax basis cost of the Fund's investments was $763,326,749, and the unrealized appreciation and depreciation were $100,420,448 and $(5,220,146,) respectively.

As of July 31, 2017, all of the Fund's investments were considered level 1 of the fair value hierarchy, in accordance with the authoritative guidance under U.S. GAAP.

For the period ended July 31, 2017, there have been no transfers between Level 1, Level 2 or Level 3 investments. It is the Fund’s policy to recognize transfers into and out of Level 1, Level 2 and Level 3 at the end of the reporting period. For the period ended July 31, 2017, there were no Level 3 investments.

For information regarding the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual and annual financial statements.

ROB-QH-001-0800

Item 2. Controls and Procedures

(a) The Registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)), as of a date within 90 days of the filing date of this report.

(b) There were no significant changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

A separate certification for the principal executive officer and the principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)), are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Exchange Traded Concepts Trust

By (Signature and Title)	/s/ J. Garrett Stevens
J. Garrett Stevens, Trustee and President

Date: September 29, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ J. Garrett Stevens
J. Garrett Stevens, Trustee and President

Date: September 29, 2017

By (Signature and Title)	/s/ James J. Baker, Jr.
James J. Baker, Jr., Treasurer

Date: September 29, 2017